Advances to joint ventures	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Advances to Joint Ventures Disclosure [Text Block]
8. Advances to joint ventures

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2015	2014
Current portion of advances to joint ventures	$6,624	$6,665
Long-term advances to joint ventures	9,731	12,287
Advances/shareholder loans to joint ventures	$16,355	$18,952

The Partnership had advances of $8.5 million and $9.8 million due from SRV Joint Gas Ltd. as of June 30, 2015 and December 31, 2014, respectively. The Partnership had advances of $7.9 million and $9.1 million due from SRV Joint Gas Two Ltd. as of June 30, 2015 and December 31, 2014, respectively.